Columbia Conservative High Yield Fund
                            (the "Fund")
        Supplement to the Fund's Prospectuses dated January 1, 2007

1. The first paragraph under "Principal Investment Strategies" is revised in its entirety as follows:

Normally, the Fund will invest at least 80% of its assets (plus any borrowings for investment purposes) in bonds rated Ba or B by Moody's Investors Service, Inc. (Moody's) or BB or B by Standard & Poor's (S&P). No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds rated, at the time of purchase, below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market. The Fund may invest up to 20% of its assets in foreign fixed income securities.

2. The following risk disclosure is added under the heading "Principal Investment Risks":

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities denominated in foreign currencies and U.S. dollars. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

INT-47/127584-0207                                          February 28, 2007

                                  COLUMBIA CONSERVATIVE HIGH YIELD FUND
                                 Series of Columbia Funds Series Trust I
                                               (the "Fund")


                          SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                          DATED JANUARY 1, 2007

The chart under the section "INVESTMENTS HELD AND INVESTMENT PRACTICES USED BY THE FUNDS" has been revised in its entirety and replaced with the following:


                               Chart of Securities and Investment Practices

                                             CMCG       CSCG       CREF       CTF        CSIF

Investment Grade Securities (Baa or higher   *          *          *          *          *
by Moody's, BBB or higher by S&P or
believed by the Advisor to be equivalent),
other than U.S. Government obligations and
municipal securities
Non-Investment Grade Securities              NA         NA         NA         NA         NA
Domestic Bank Obligations                    *          *          *          *          *
U.S. Government Securities                   *          *          *          *          *
Mortgage-Backed Securities                   NA         NA         NA         NA         NA
CMOs                                         NA         NA         NA         NA         NA
Asset-Backed Securities                      NA         NA         NA         NA         NA
Floating or Variable Rate                    NA         NA         NA         NA         NA
Loan Transactions                            X          O          O          O          O
Options & Financial Futures                  O          O          O          O          O
Foreign Equities(1)
   Developed Markets                         20%, O     20%, O     20%, O     33%, O     33%, +
   Emerging Markets(2)                       X          X          X          X          +
ADRs, GDRs and NASDAQ-listed                 20%, O     20%, O     O          33%, O     33%, +
   foreign securities(1)
Currency Contracts
   Hedging                                   O          O          O          O          O
   Speculation                               X          X          X          X          X
   Spot Basis                                O          O          O          O          O
Repurchase Agreements                        *          *          *          *          *
Illiquid (exclude 144A securities from       15%, O     15%, O     15%, O     15%, O     15%, O
definition of illiquid with board
supervision)
Convertible Securities/Warrants              +          +          +          +          +
Small Companies                              +          +          +          +          +
Dollar Roll Transactions                     NA         NA         NA         NA         NA
Swap Agreements                              NA         NA         NA         NA         NA
When-Issued Securities                       O          O          O          O          O
Foreign Fixed Income Securities              NA         NA         NA         NA         NA
(including Foreign Bank Obligations)
Zero Coupon/Pay in Kind                      NA         NA         NA         NA         NA
Real Estate (excluding REITs)                X          X          X          X          X
REITs                                        +          O          +          O          +
Borrowing                                    5%, *      5%, *      5%, *      33.3%,*     33.3%, *

+ Permitted - Part of principal investment strategy
X Not permitted either as a non-fundamental or fundamental policy
O Permitted - Not a principal investment strategy
* Temporary Investment or cash management purposes
% Percentage of net assets (unless "total assets" specified) that Fund may invest
NA Not part of investment strategy

   (1)Any limitation on foreign investments includes investments in both foreign securities purchased in foreign markets and ADRs, GDRs and NASDAQ-listed foreign securities.

   (2)ADRs, GDRs and NASDAQ-listed securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.

                                               CMBF        CHYF       CBF

Investment Grade Securities (Baa or            O           O          +
higher by Moody's, BBB or higher by
S&P or believed by the Advisor to be
equivalent), other than U.S.
Government obligations and municipal
securities
Non-Investment Grade Securities                NA          +          10%, O
Domestic Bank Obligations                      *           *          *
Commercial Paper                               *           *          *
U.S. Government Securities                     *           *          +
Mortgage-Backed Securities                     NA          O          +
CMOs                                           NA          O          +
Asset-Backed Securities                        NA          O          +
Floating or Variable Rate                      O           O          +
Loan Transactions                              O           O          X
Options & Financial Futures                    +           O          +
Foreign Equities(1)
   Developed Markets                           NA          NA         33.3%, O
   Emerging Markets(2)                         NA          NA         X
ADRs, GDRs and NASDAQ-listed                   NA          NA         33.3%, O
   foreign securities(1)
Currency Contracts
   Hedging                                     NA          NA         O
   Speculation                                 NA          NA         X
   Spot Basis                                  NA          NA         O
Repurchase Agreements                          *           *          *
Illiquid (excludes 144A securities from        15%, O      15%, O     15%, O
definition of illiquid with board
supervision)
Convertible Securities/Warrants                NA          O          O
Small Companies                                NA          +          O
Dollar Roll Transactions                       NA          O          +
Swap Agreements                                O           O          O
When-Issued Securities                         O           O          O
Foreign Fixed Income Securities                NA          20%, O     20%, O
(including Foreign Bank Obligations)
Zero Coupon/Pay in Kind                        +           O          O
Real Estate (excluding REITs)                  X           X          X
REITs                                          NA          O          O
Borrowing                                      33.3%,*     5%, *      5%, *
Municipal Bonds                                +           NA         O

+ Permitted - Part of principal investment strategy
X Not permitted either as a non-fundamental or fundamental policy
O Permitted - Not a principal investment strategy
* Temporary Investment or cash management purposes
% Percentage of net assets (unless "total assets" specified) that Fund may invest
NA Not part of investment strategy

        (1)Any limitation on foreign investments includes investments in both foreign securities purchased in the foreign markets, together with the purchase of ADRs, GDRs and NASDAQ-listed foreign securities.

        (2)ADRs, GDRs, and NASDAQ-listed foreign securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.

INT-50/127583-0207                                           February 28, 2007